Employee share schemes - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2024 GBP (£) shares £ / shares	Dec. 31, 2024 shares £ / shares $ / shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 performanceMeasure	Dec. 31, 2024 shares performanceMeasure £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 347		£ 321	£ 314
Number of performance measures | performanceMeasure					4	5
Weighted average fair value of awards (in dollars per share) | $ / shares		$ 34.26
Employee share ownership plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	64,314,305	64,314,305				64,314,305
ESOP, held for future exercise
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	63,666,947	63,666,947				63,666,947
Executive supplemental savings plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	647,358	647,358				647,358
Share value plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Cost of share-based incentive plans | £	£ 260		£ 244	£ 243
Expected future dividend yield percentage share granted	3.40%		3.80%	3.20%
Share value plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years 6 months
Share value plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Savings-related share option schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted at percentage below market price	20.00%
Weighted average fair value of options granted (in shares) | £ / shares	£ 4.03	$ 4.03				£ 4.03
Number of options granted (in shares)	1,700,000
Number share options were not exercisable (in shares)	4,300,000	4,300,000				4,300,000
Performance share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 67		£ 58	£ 55
Share plan performance assessment period					3 years	3 years
Number of shares, awards granted (in shares)	4,200,000
Weighted average fair value of options granted (in shares) | £ / shares	£ 13.65	$ 13.65				£ 13.65
Number of outstanding awards (in shares)	13,700,000	13,700,000				13,700,000
Performance share plan | American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, awards granted (in shares)	900,000
Number of outstanding awards (in shares)	2,400,000	2,400,000				2,400,000
Free cash flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					30.00%
TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					30.00%	30.00%
R&D new product performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%
Pipeline progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%	20.00%
Profit measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan						20.00%
Sale measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan						20.00%
ESG environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan						10.00%